Financial instruments and risk management - Fair value hierarchy (Details) - At fair value through profit or loss - Marketable securities - At fair value - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 1,344,419	R$ 1,274,439
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 6,807,436	R$ 8,978,015